RISK AND CAPITAL MANAGEMENT FINANCIAL INSTRUMENTS (Narrative) (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Working capital	$ 6,535,893		$ 6,002,318
Long term gold price used for calculations		$ 1,332
Discount rate applied to cash flow projections	6.00%	6.00%
Market Risk [Member]
Statement [Line Items]
Potential change in market prices	10.00%	10.00%
Value at risk	$ 334,000
Currency Risk [Member]
Statement [Line Items]
Potential change in market prices	10.00%	10.00%
Value at risk	$ 534,000